Condensed Consolidating Guarantor Financial Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Condensed Consolidating Guarantor Balance Sheets

The following schedules present the condensed consolidated financial information as of June 30, 2017 and December 31, 2016 and for the six months ended June 30, 2017 and 2016, for the Parent, Subsidiary Issuers, Guarantors and Non-Guarantors.

	June 30, 2017
($ in millions)	Parent	Issuers	Guarantors	Non- Guarantors	Eliminations	Total
ASSETS
Cash and cash equivalents	$—	$—	$178	$13	$—	$191
Restricted Cash	—	—	38	24	—	62
Accounts receivable, net	—	—	124	2	(3)	123
Timeshare financing receivables, net	—	—	346	688	—	1,034
Inventory	—	—	491	1	—	492
Property and equipment, net	—	—	252	3	—	255
Intangible assets, net	—	—	71	—	—	71
Other assets	—	2	51	6	—	59
Investments in subsidiaries	283	769	84	—	(1,136)	—

TOTAL ASSETS	$283	$771	$1,635	$737	$(1,139)	$2,287

LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other	$—	$2	$259	$7	$(3)	$265
Advance deposits	—	—	99	1	—	100
Debt	—	486	—	—		486
Non-recourse debt	—	—	—	645	—	645
Deferred revenues	—	—	128	—	—	128
Deferred income tax liabilities	—	—	380	—	—	380
Total equity	283	283	769	84	(1,136)	283

TOTAL LIABILITIES AND EQUITY	$283	$771	$1,635	$737	$(1,139)	$2,287

	December 31, 2016
($ in millions)	Parent	Issuers	Guarantors	Non- Guarantors	Eliminations	Total
ASSETS
Cash	$—	$—	$47	$1	$—	$48
Restricted Cash	—	—	81	22	—	103
Accounts receivable, net	—	—	123	18	(18)	123
Timeshare financing receivables, net	—	—	263	762	—	1,025
Inventory	—	—	510	3	—	513
Property and equipment, net	—	—	253	3	—	256
Intangible assets, net	—	—	70	—	—	70
Other assets	—	2	43	14	(17)	42
Investments in subsidiaries	167	657	115	—	(939)	—

TOTAL ASSETS	$167	$659	$1,505	$823	$(974)	$2,180

LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other	$—	$2	$251	$3	$(25)	$231
Advance deposits	—	—	102	1	—	103
Debt	—	490	—	10	(10)	490
Non-recourse debt	—	—	—	694	—	694
Deferred revenues	—	—	106	—	—	106
Deferred income tax liabilities	—	—	389	—	—	389
Total equity	167	167	657	115	(939)	167

TOTAL LIABILITIES AND EQUITY	$167	$659	$1,505	$823	$(974)	$2,180

The following schedules present the condensed consolidated financial information as of December 31, 2016 and 2015 and for the years ended December 31, 2016, 2015 and 2014, for the Parent, Subsidiary Issuers, Guarantors and Non-Guarantors.

	December 31, 2016
($ in millions)	Parent	Issuers	Guarantors	Non- Guarantors	Eliminations	Total
ASSETS
Cash	$—	$—	$47	$1	$—	$48
Restricted Cash	—	—	81	22	—	103
Accounts receivable, net	—	—	123	18	(18)	123
Timeshare financing receivables, net	—	—	263	762	—	1,025
Inventory	—	—	510	3	—	513
Property and equipment, net	—	—	253	3	—	256
Intangible assets, net	—	—	70	—	—	70
Other assets	—	2	43	14	(17)	42
Investments in subsidiaries	167	657	115	—	(939)	—

TOTAL ASSETS	$167	$659	$1,505	$823	$(974)	$2,180

LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other	$—	$2	$251	$3	$(25)	$231
Advance deposits	—	—	102	1	—	103
Debt	—	490	—	10	(10)	490
Non-recourse debt	—	—	—	694	—	694
Deferred revenues	—	—	106	—	—	106
Deferred income tax liabilities	—	—	389	—	—	389
Total equity	167	167	657	115	(939)	167

TOTAL LIABILITIES AND EQUITY	$167	$659	$1,505	$823	$(974)	$2,180

	December 31, 2015
($ in millions)	Parent	Issuers	Guarantors	Non- Guarantors	Eliminations	Total
ASSETS
Cash	$—	$—	$4	$—	$—	$4
Restricted Cash	—	—	58	17	—	75
Accounts receivable, net	—	—	92	6	(9)	89
Timeshare financing receivables, net	—	—	446	530	—	976
Inventory	—	—	407	5	—	412
Property and equipment, net	—	—	48	3	—	51
Intangible assets, net	—	—	74	—	—	74
Other assets	—	—	33	10	—	43
Investments in subsidiaries	—	—	66	—	(66)	—

TOTAL ASSETS	$—	$—	$1,228	$571	$(75)	$1,724

LIABILITIES AND EQUITY (DEFICIT)
Accounts payable, accrued expenses and other	$—	$—	$215	$2	$(9)	$208
Advance deposits	—	—	95	1	—	96
Allocated Parent debt	—	—	634	—	—	634
Non-recourse debt	—	—	—	502	—	502
Deferred revenues	—	—	103	—	—	103
Deferred income tax liabilities	—	—	287	—	—	287
Total equity (deficit)	—	—	(106)	66	(66)	(106)

TOTAL LIABILITIES AND EQUITY (DEFICIT)	$—	$—	$1,228	$571	$(75)	$1,724

Schedule of Condensed Consolidating Guarantor Statements of Operations

	For the Six Months Ended June 30, 2017
($ in millions)	Parent	Issuers	Guarantors	Non- Guarantors	Eliminations	Total
Revenues
Sales of VOI’s, net	$—	$—	$243	$18	$—	$261
Sales, Marketing, license and other fees	—	—	274	2	(2)	274
Financing	—	—	31	43	(3)	71
Resort and club management	—	—	69	2	—	71
Rental and ancillary service	—	—	92	1	—	93
Cost reimbursements	—	—	65	3	—	68

Total revenues	—	—	774	69	(5)	838

Expenses
Cost of VOI sales	—	—	65	2	—	67
Sales and Marketing	—	—	315	8	(2)	321
Financing	—	—	9	15	(3)	21
Resort and club management	—	—	18	2	—	20
Rental and ancillary service	—	—	57	1	—	58
General and administrative	—	—	49	3	—	52
Depreciation and amortization	—	—	14	—	—	14
License fee expense	—	—	43	—	—	43
Cost reimbursements	—	—	65	3	—	68

Total operating expenses	—	—	635	34	(5)	664
Interest expense	—	(14)	—	—	—	(14)

Income (loss) before income taxes	—	(14)	139	35	—	160
Income tax expense	—	—	(59)	—		(59)

Income (loss) before equity in earnings (loss) from subsidiaries	—	(14)	80	35	—	101
Equity in earnings (loss) from subsidiaries	101	115	35	—	(251)	—

Net income (loss)	$101	$101	$115	$35	$(251)	$101

	For the Six Months Ended June 30, 2016
($ in millions)	Parent	Issuers	Guarantors	Non- Guarantors	Eliminations	Total
Revenues
Sales of VOI’s, net	$—	$—	$227	$2	$—	$229
Sales, Marketing, license and other fees	—	—	246	—	—	246
Financing	—	—	38	30	(2)	66
Resort and club management	—	—	64	1	—	65
Rental and ancillary service	—	—	92	2	—	94
Cost reimbursements	—	—	60	1	—	61

Total revenues	—	—	727	36	(2)	761

Expenses
Cost of VOI sales	—	—	66	—	—	66
Sales and Marketing	—	—	285	1	—	286
Financing	—	—	8	10	(2)	16
Resort and club management	—	—	16	—	—	16
Rental and ancillary service	—	—	53	3	—	56
General and administrative	—	—	37	—	—	37
Depreciation and amortization	—	—	11	—	—	11
License fee expense	—	—	39	—	—	39
Cost reimbursements	—	—	60	1	—	61

Total operating expenses	—	—	575	15	(2)	588
Gain on foreign currency transactions	—	—	1	—	—	1
Allocated Parent Interest expense	(13)	—	—	—	—	(13)
Other loss, net	—	—	(1)	—	—	(1)

Income (loss) before income taxes	(13)	—	152	21	—	160
Income tax expense	—	—	(65)	—	—	(65)

Income (loss) before equity in earnings (loss) from subsidiaries	(13)	—	87	21	—	95
Equity in earnings (loss) from subsidiaries	108	—	21	—	(129)	—

Net income (loss)	$95	$—	$108	$21	$(129)	$95

	For the Year Ended December 31, 2016
($ in millions)	Parent	Issuers	Guarantors	Non- Guarantors	Eliminations	Total
Revenues
Sales of VOI’s, net	$—	$—	$495	$13	$—	$508
Sales, Marketing, license and other fees	—	—	501	2	(4)	499
Financing	—	—	73	66	(5)	134
Resort and club management	—	—	143	—	—	143
Rental and ancillary service	—	—	171	2	—	173
Cost reimbursements	—	—	123	3	—	126

Total revenues	—	—	1,506	86	(9)	1,583

Expenses
Cost of VOI sales	—	—	150	2	—	152
Sales and Marketing	—	—	605	4	(4)	605
Financing	—	—	18	19	(5)	32
Resort and club management	—	—	36	—	—	36
Rental and ancillary service	—	—	108	5	—	113
General and administrative	—	1	91	—	—	92
Depreciation and amortization	—	—	24	—	—	24
License fee expense	—	—	80	—	—	80
Cost reimbursements	—	—	123	3	—	126

Total operating expenses	—	1	1,235	33	(9)	1,260
Allocated Parent interest expense	(17)	—	(9)	—	—	(26)
Interest expense	—	(3)	—	—	—	(3)
Other loss, net	—	—	(1)	—	—	(1)

Income (loss) before income taxes	(17)	(4)	261	53	—	293
Income tax expense	—	—	(125)	—	—	(125)

Income (loss) before equity in earnings (loss) from subsidiaries	(17)	(4)	136	53	—	168
Equity in earnings (loss) from subsidiaries	185	189	53	—	(427)	—

Net income (loss)	$168	$185	$189	$53	$(427)	$168

	For the Year Ended December 31, 2015
($ in millions)	Parent	Issuers	Guarantors	Non- Guarantors	Eliminations	Total
Revenues
Sales of VOI’s, net	$—	$—	$488	$4	$—	$492
Sales, Marketing, license and other fees	—	—	457	2	(2)	457
Financing	—	—	60	73	(6)	127
Resort and club management	—	—	125	—	—	125
Rental and ancillary service	—	—	161	3	—	164
Cost reimbursements	—	—	106	4	—	110

Total revenues	—	—	1,397	86	(8)	1,475

Expenses
Cost of VOI sales	—	—	172	1	—	173
Sales and Marketing	—	—	542	1	(2)	541
Financing	—	—	16	22	(6)	32
Resort and club management	—	—	32	—	—	32
Rental and ancillary service	—	—	108	5	—	113
General and administrative	—	—	57	—	—	57
Depreciation and amortization	—	—	22	—	—	22
License fee expense	—	—	74	—	—	74
Cost reimbursements	—	—	106	4	—	110

Total operating expenses	—	—	1,129	33	(8)	1,154
Allocated Parent interest expense	—	—	(29)	—	—	(29)

Income before income taxes	—	—	239	53	—	292
Income tax expense	—	—	(118)	—		(118)

Income before equity in earnings (loss) from subsidiaries	—	—	121	53	—	174
Equity in earnings (loss) from subsidiaries	—	—	53	—	(53)	—

Net income (loss)	$—	$—	$174	$53	$(53)	$174

	For the Year Ended December 31, 2014
($ in millions)	Parent	Issuers	Guarantors	Non- Guarantors	Eliminations	Total
Revenues
Sales of VOI’s, net	$—	$—	$517	$3	$—	$520
Sales, Marketing, license and other fees	—	—	300	1	(1)	300
Financing	—	—	39	89	(7)	121
Resort and club management	—	—	112	—	—	112
Rental and ancillary service	—	—	154	3	—	157
Cost reimbursements	—	—	103	4	—	107

Total revenues	—	—	1,225	100	(8)	1,317

Expenses
Cost of VOI sales	—	—	125	1	—	126
Sales and Marketing	—	—	479	1	(1)	479
Financing	—	—	15	25	(7)	33
Resort and club management	—	—	29	—	—	29
Rental and ancillary service	—	—	104	6	—	110
General and administrative	—	—	40	—	—	40
Depreciation and amortization	—	—	18	—	—	18
License fee expense	—	—	62	—	—	62
Cost reimbursements	—	—	103	4	—	107

Total operating expenses	—	—	975	37	(8)	1,004
Allocated Parent interest expense	—	—	(36)	—	—	(36)
Other gain, net	—	—	5	—	—	5
Loss on foreign currency transactions	—	—	(2)	—	—	(2)

Income before income taxes	—	—	217	63	—	280
Income tax expense	—	—	(113)	—		(113)

Income before equity in earnings (loss) from subsidiaries	—	—	104	63	—	167
Equity in earnings (loss) from subsidiaries	—	—	63	—	(63)	—

Net income (loss)	$—	$—	$167	$63	$(63)	$167

Schedule of Condensed Consolidating Guarantor Statements of Cash Flows
	For the Six Months Ended June 30, 2017
($ in millions)	Parent	Issuers	Guarantors	Non- Guarantors	Eliminations	Total
Operating Activities
Net cash provided by (used in) operating activities	$—	$1	$98	$139	$(61)	$177

Investing Activities
Capital expenditures for property and equipment	—	—	(15)	—	—	(15)
Software capitalization costs	—	—	(6)	—	—	(6)

Net cash used in investing activities	—	—	(21)	—	—	(21)

Financing Activities
Issuance of non-recourse debt	—	—	—	350	—	350
Repayment of non-recourse debt	—	—	—	(395)	—	(395)
Repayment of debt	—	(5)	—	—	—	(5)
Debt issuance costs	—	—	—	(5)	—	(5)
Proceeds from stock option exercises	—	—	1	—	—	1
Intercompany transfers	—	4	10	(75)	61	—

Net cash provided by (used in) financing activities	—	(1)	11	(125)	61	(54)

Net increase in cash, cash equivalents and restricted cash	—	—	88	14	—	102
Cash, cash equivalents and restricted cash, beginning of period	—	—	128	23	—	151

Cash, cash equivalents and restricted cash, end of period	$—	$—	$216	$37	$—	$253

	For the Six Months Ended June 30, 2016
($ in millions)	Parent	Issuers	Guarantors	Non- Guarantors	Eliminations	Total
Operating Activities
Net cash provided by (used in) operating activities	$—	$—	$30	$89	$(33)	$86

Investing Activities
Capital expenditures for property and equipment	—	—	(14)	—	—	(14)
Software capitalization costs	—	—	(3)	—	—	(3)

Net cash used in investing activities	—	—	(17)	—	—	(17)

Financing Activities
Repayment of non-recourse debt	—	—	—	(58)	—	(58)
Net tranfers to Parent(1)	(15)	—	—	—	—	(15)
Intercompany transfers	15	—	(17)	(31)	33	—

Net cash provided by (used in) financing activities	—	—	(17)	(89)	33	(73)

Net decrease in cash, cash equivalents and restricted cash	—	—	(4)	—	—	(4)
Cash, cash equivalents and restricted cash, beginning of period	—	—	79	—	—	79

Cash, cash equivalents and restricted cash, end of period	$—	$—	$75	$—	$—	$75

(1)	Amounts represent activities with Hilton

	For the Year Ended December 31, 2016
($ in millions)	Parent	Issuers	Guarantors	Non- Guarantors	Eliminations	Total
Operating Activities
Net cash provided by (used in) operating activities	$—	$4	$408	$(187)	$(67)	$158

Investing Activities
Capital expenditures for property and equipment	—	—	(26)	—	—	(26)
Software capitalization costs	—	—	(8)	—	—	(8)

Net cash used in investing activities	—	—	(34)	—	—	(34)

Financing Activities
Issuance of non-recourse debt	—	—	—	300	—	300
Repayment of non-recourse debt	—	—	—	(110)	—	(110)
Issuance of debt	—	200	—	—	—	200
Debt issuance costs	—	(4)	(3)	(3)	—	(10)
Changes in restricted cash	—	—	—	(4)	—	(4)
Allocated debt activity(1)	111	—	—	—	—	111
Net tranfers to Parent(1)	(567)	—	—	—	—	(567)
Distribution to Parent(1)	—	—	—	—	—	—
Intercompany transfers	456	(200)	(328)	5	67	—

Net cash provided by (used in) financing activities	—	(4)	(331)	188	67	(80)

Net increase in cash	—	—	43	1	—	44
Cash, beginning of period	—	—	4	—	—	4

Cash, end of period	$—	$—	$47	$1	$—	$48

(1)	Amounts represent activities with Hilton.

	For the Year Ended December 31, 2015
($ in millions)	Parent	Issuers	Guarantors	Non- Guarantors	Eliminations	Total
Operating Activities
Net cash provided by (used in) operating activities	$—	$—	$(4)	$117	$18	$131

Investing Activities
Capital expenditures for property and equipment	—	—	(12)	—	—	(12)
Proceeds from asset dispositions	—	—	—	—	—	—
Software capitalization costs	—	—	(6)	—	—	(6)

Net cash used in investing activities	—	—	(18)	—	—	(18)

Financing Activities
Repayment of non-recourse debt	—	—	—	(125)	—	(125)
Changes in restricted cash	—	—	—	8	—	8
Allocated debt activity(1)	—	—	(87)	—	—	(87)
Net tranfers from Parent(1)	—	—	95	—	—	95
Distribution to Parent(1)	—	—	(2)	—	—	(2)
Intercompany transfers	—	—	18		(18)	—

Net cash provided by (used in) financing activities	—	—	24	(117)	(18)	(111)

Net increase in cash	—	—	2	—	—	2
Cash, beginning of period	—	—	2	—	—	2

Cash, end of period	$—	$—	$4	$—	$—	$4

(1)	Amounts represent activities with Hilton.

	For the Year Ended December 31, 2014
($ in millions)	Parent	Issuers	Guarantors	Non- Guarantors	Eliminations	Total
Operating Activities
Net cash provided by (used in) operating activities	$—	$—	$184	$127	$(98)	$213

Investing Activities
Capital expenditures for property and equipment	—	—	(12)	—	—	(12)
Proceeds from asset dispositions	—	—	6	—	—	6
Software capitalization costs	—	—	(5)	—	—	(5)

Net cash used in investing activities	—	—	(11)	—	—	(11)

Financing Activities
Issuance of non-recourse debt	—	—	—	350	—	350
Repayment of non-recourse debt	—	—	—	(391)	—	(391)
Debt issuance costs	—	—	—	(6)	—	(6)
Changes in restricted cash	—	—	—	(4)	—	(4)
Allocated debt activity(1)	—	—	(112)	—	—	(112)
Net transfers to Parent(1)	—	—	(39)	—	—	(39)
Intercompany transfers	—		(22)	(76)	98	—

Net cash provided by (used in) financing activities	—	—	(173)	(127)	98	(202)

Net increase in cash	—	—	—	—	—	—
Cash, beginning of period	—	—	2	—	—	2

Cash, end of period	$—	$—	$2	$—	$—	$2

(1)	Amounts represent activities with Hilton.